Other Financial Assets and Liabilities - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income [line items]
Total	₩ 2,423,277	₩ 1,665,368
Less: Non-current	(2,423,277)	(1,665,368)
Current	0	0
Equity instruments (Listed)
Financial assets at fair value through other comprehensive income [line items]
Total	2,044,789	1,317,458
Equity instruments (Unlisted)
Financial assets at fair value through other comprehensive income [line items]
Total	372,341	341,753
Debt instruments
Financial assets at fair value through other comprehensive income [line items]
Total	₩ 6,147	₩ 6,157